Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Note 5 Notes Payable

2016 Secured Notes

During the second half of 2016, we sold units of a 10% secured note payable (the “2016 Notes”) and a warrant to acquire shares of Series A Preferred Stock. As of December 31, 2016, we issued $200,000 in principal amount of the 2016 Notes and warrants to acquire 2,666,700 shares of Series A Preferred Stock at $0.0825 per share. The original maturities of the 2016 Notes were between March 2017 and May 2017 and are secured by the assets of Oncolix. The warrants are exercisable through January 2022, and were assigned a value of $41,365 using a Black-Scholes formula, which was recorded as a discount to the notes. Upon maturity, if the noteholders are not offered an option to convert the notes into a new equity offering by the Company, the noteholder will also be entitled to receive an additional 20% of the principal amount of the 2016 Notes. The discount attributable to the value of the warrants, the 20% premium, and an additional discount related to the fees and expenses of the issuance of the 2016 Notes of $16,000 was accreted as additional interest expense over the life of the notes.

The 2016 Notes have the right to voluntarily convert into the units sold in 2017, as described in the section below. As a result, the principal of the 2016 Notes may be indirectly converted into Common Stock at the price of $0.075 per Common share.

During March 2017, $100,000 of principal amount of the 2016 Notes was exchanged for a new series of notes being sold in 2017 – see the following section. The maturity date of the remaining $100,000 of principal of 2016 Notes was extended through May 12, 2017, in exchange for an increase in the interest rate to 18% and the issuance of a warrant to acquire 500,000 shares of Series A Preferred Stock. The warrant is exercisable at $0.0825 per share and expires if not exercised on or prior to March 14, 2022. The discount attributable to the value of this additional warrant ($8,465) was being accreted as additional interest expense over the extended maturity period of the 2016 Note. In May 2017, the maturity of this note was further extended in July 2017, and we issued a second warrant to acquire 500,000 shares of Series A Preferred Stock. The warrant is exercisable at $0.0825 per share and expires if not exercised on or prior to May 12, 2022. The discount attributable to the value of this additional warrant ($11,435) was being accreted as additional interest expense over the extended maturity period of the 2016 Note. See Note 8.

During August 2017, the balance of this debt was paid. See Note 8.

During the three months and six months ended June 30, 2017, respectively, we recorded $20,774 and $85,966 of interest expense attributable to the 2016 Notes, of which $16,286 and $76,521is accretion.

Sale of Convertible Notes in 2017

During 2017 we sold units consisting of a convertible promissory note (the “2017 Notes”) and a warrant to acquire shares of Common Stock at $0.0825 per share. The 2017 Notes are secured by the assets of the Company, but are subordinated to the 2016 Notes. As of June 30, 2017, we have issued units for $1,185,000 in cash and the exchange for 2016 Notes, with a principal balance of $1,320,621 and warrants to acquire 17,608,280 shares of Common Stock. We paid fees to the placement agent of $103,500 in cash and issued warrants to acquire 1,580,000 shares of Common Stock (in addition to the warrants to acquire 2,000,000 shares of Series A Preferred Stock issued in 2016). In addition, we incurred cash expenses of $93,889.

These warrants are exercisable through July 2022, and were assigned a value of $389,421 using a Black-Scholes formula.

The maturity of the 2017 Notes is July 2018. At maturity, if we have not offered the noteholders an option to exchange the 2017 Notes for equity securities in an offering with at least $5 million in gross proceeds, each noteholder may also receive an additional payment equal to 20% of the principal of the 2017 Note. The discount attributable to the value of the warrants, the 20% premium, and an additional discount related to the fees and expenses of the issuance of the notes of $197,389 are being accreted as additional interest expense over the life of the notes.

The 2017 Notes may also be converted by each holder into shares of Common Stock at a price of $0.075 per Common Shares.

The 2017 Notes and accrued interest are exchangeable at a discount into a new equity offering. Interest of 10% is payable quarterly in arrears, and may be paid in our Common Stock at $0.075 per share. On March 31, 2017, we elected to pay accrued interest as of such date by issuing 178,100 shares of our Common Stock. Such Common Stock was issued in April 2017.

During August 2017, all of the 2017 Notes and related warrants were exchanged for a new series of units of convertible debt and warrants. See Note 8.

During the three months and six months ended June 30, 2017, respectively, we recorded $260,511 and $376,713 of interest expense attributable to the 2017 Notes, of which $227,585 and $330,431 is accretion.

Summary of Notes as of June 30, 2017

	As of June 30, 2017
	2016 Notes	2017 Notes	Total

Principal due at maturity, including 20% premium	$120,000	$1,584,745	$1,704,745

Unamortized issue costs and discount	(1,293)	(520,503)	(521,796)

Carrying amount in the accompanying Balance Sheet	$118,707	$1,064,242	$1,182,949

During 2016, we sold a series of units of a 10% secured note payable and a warrant to acquire shares of Series A Preferred Stock. As of December 31, 2016, we issued $200,000 in principal amount of the notes and warrants to acquire 2,666,700 shares of Series A Preferred Stock at $0.0825 per share. The notes have maturities between March 2017 and May 2017 and are secured by the assets of Oncolix. The warrants are exercisable through January 2022, and were assigned a value of $41,365 using a Black-Scholes formula, which was recorded as a discount to the notes. Upon maturity, if the noteholders are not offered an option to convert the notes into a new equity offering by the Company, the noteholder will also be entitled to receive an additional 20% of the principal amount of the notes. The discount attributable to the value of the warrants, the 20% premium, and an additional discount related to the fees and expenses of the issuance of the notes of $16,000 are being accreted as additional interest expense over the life of the notes. During 2016, we recorded $55,912 of interest expense attributable to these notes, of which $50,749 is accretion.

During March 2017, $100,000 of principal amount of notes were exchanged for a new series of notes in the 2017 note offering. The remaining $100,000 of notes extended the maturity through May 2017 and received an additional warrant to acquire 500,000 shares of Series A Preferred Stock. See Note 8.